Income Taxes	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
13.	INCOME TAXES

BVI

The Company is incorporated in the BVI. Under the current laws of the BVI, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company’s Hong Kong subsidiaries did not have assessable profits that were derived in Hong Kong for the years ended September 30, 2018, 2019 and 2020. Therefore, no Hong Kong profit tax has been provided for the years ended September 30, 2018, 2019 and 2020.

PRC

The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

The components of the income tax provision from continuing operations are:

	For the years ended September 30,
	2018	2019	2020
Current	$-	$575,724	$160,540
Deferred	286,905	147,660	(63,392)
Total income tax provision	$286,905	$723,384	$97,148

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the years ended September 30,
	2018	2019	2020

Net income before provision for income taxes	$1,123,677	$2,653,497	$374,070
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	280,919	663,374	93,517

Expenses not deductible for tax purpose	5,986	2,194	3,650
Effect on valuation allowance	-	57,816	(19)
Income tax expense	$286,905	$723,384	$97,148
Effective tax rates	26%	27%	26%

The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by the PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of September 30, 2019 and 2020, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

The tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability as of September 30, 2019 and 2020 was as follows:

	As of September 30,
	2019	2020
Deferred tax assets:
Tax loss carry forwards	$56,642	$116,118
Bad debt allowance	20,244	32,624
Advertising expense	9,883	7,061
Staff education fund	24	-
Less: valuation allowance	(56,156)	(58,479)
Deferred tax assets, net	$30,637	$97,324

The movement of valuation allowance provision for deferred tax assets is as follows:

	For the years ended September 30,
	2018	2019	2020
Balance as of October 1,	$-	$-	$56,156
Current year addition (reduction)	-	57,816	(19)
Exchange rate effect	-	(1,660)	2,342
Balance as of September 30,	$-	$56,156	$58,479

As of September 30, 2020, the net operating loss carried forward was $464,473, $226,568 of which expires in 2024 and the remaining expires in 2025. For the year ended September 30, 2019, the Company accrued valuation allowance for deferred tax assets of $57,816 based upon a review of four sources of income identified within ASC Topic 740. However, for the period ended September 30, 2020, based upon a review of four sources of income identified within ASC Topic 740, the Company determined that the positive evidence outweighed the negative evidence and therefore no additional valuation allowance was recorded. The net book value of deferred tax assets will be likely to be realized as of September 30, 2020. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold.

Accounting for uncertainty tax position

The Company did not identify significant unrecognized tax benefits for the years ended September 30, 2018, 2019 and 2020. The Company did not incur any interest and penalties related to potential underpaid income tax expenses. In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the tax years from 2016 to 2020 of the Company’s PRC subsidiaries and VIE and subsidiaries of the VIE remain open to examination by the taxing jurisdictions. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.